Expense Example - BWM Quality Growth ETF - BWM Quality Growth ETF Class	May 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	$ 224